SCHEDULE OF SHORT TERM INVESTMENTS (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Cash deposits	$ 6,000,000
GBP [member]
IfrsStatementLineItems [Line Items]
Cash deposits
European [member]
IfrsStatementLineItems [Line Items]
Cash deposits
USD [member]
IfrsStatementLineItems [Line Items]
Cash deposits	$ 6,000,000